Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2026
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended March 31, 2026
Healthcare services	3,144,507	—	—	3,144,507
Healthcare products	1,001,887	—	18,734	1,020,621
Insurance contracts	—	447,019	—	447,019
Total	4,146,394	447,019	18,734	4,612,147

	For the three months ended March 31, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	3,276,313	—	—	3,276,313
Healthcare products	1,079,191	—	22,590	1,101,781
Insurance contracts	—	503,360	—	503,360
Total	4,355,504	503,360	22,590	4,881,454

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € K

	For the three months ended
	March 31,
	2026	2025
Care Delivery	3,293,568	3,446,829
Thereof: U.S.	2,765,420	2,891,270
Thereof: International	528,148	555,559
Value-Based Care	490,370	529,491
Care Enablement	1,298,993	1,366,932
Inter-segment eliminations	(470,784)	(461,798)
Total	4,612,147	4,881,454

Schedule of selling, general and administrative expenses

Selling, general and administrative expense

in € K

	For the three months ended
	March 31,
	2026	2025
Distribution costs(1)	147,535	156,485
General and administrative expense(1)	601,403	594,201
Selling, general and administrative expense	748,938	750,686
(1)

The Company reclassified €34,008 from “Distribution costs” to “General and administrative expense” for the three months ended March 31, 2025 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service-related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

Schedule of amounts included in other operating income

Other operating income

in € K

	For the three months ended
	March 31,
	2026	2025
Foreign exchange gains	124,746	114,916
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	15,375	2,461
Income from strategic transactions and programs	—	454
Other	18,264	23,484
Other operating income	158,385	141,315

Schedule of amounts included in other operating expense

Other operating expense

in € K

	For the three months ended
	March 31,
	2026	2025
Foreign exchange losses	128,508	122,177
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	947	1,336
Revaluation of certain investments (1)	6,360	67,606
Expenses from strategic transactions and programs	134,988	24,883
Other	34,954	31,566
Other operating expense	305,757	247,568
(1)	Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three months ended March 31, 2026 and 2025.

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € K

	For the three months ended
	March 31,
	2026	2025
Impairment of intangible and tangible assets(1)	105,136	1,607
Legacy Portfolio Optimization	—	1,607
FME25+ Program	105,136	—
Impairment resulting from the measurement of assets held for sale	—	6,018
Legacy Portfolio Optimization	—	6,018
Loss from the sale of business	650	—
Legacy Portfolio Optimization	650	—
Other(1)	29,202	17,258
FME25+ Program	18,412	—
Legacy Portfolio Optimization	10,790	16,949
Legal Form Conversion Costs	—	309
Expenses from strategic transactions and programs	134,988	24,883
(1)	For the three months ended March 31, 2026 and 2025, the amounts primarily relate to selling, general and administrative expense.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended
	March 31,
	2026	2025
Numerator:
Net income attributable to shareholders of FME AG	117,529	151,221

Denominators:
Weighted average number of shares outstanding	275,246,345	293,413,449
Potentially dilutive shares (see note 9)	—	—

Basic earnings per share	0.43	0.52
Diluted earnings per share	0.43	0.52

Schedule of number of shares acquired in the context of the share buy-back programs

Treasury Stock

			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € K

August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
October 2025	788,260	46.38	788,260	411,651
November 2025	4,164,232	41.10	4,164,232	240,485
December 2025	5,607,549	40.26	5,607,549	—
January 2026	2,898,373	37.29	2,898,373	305,474
February 2026	2,596,794	39.67	2,596,794	202,449
March 2026	3,705,233	38.72	3,705,233	58,973
Total repurchased treasury stock (1)	23,324,964	40.29	23,324,964	58,973
(1)	The difference between the maximum value of shares that may yet be purchased under the Company’s share buy-back program and the liability for such shares as of March 31, 2026 and December 31, 2025 results from the timing of payments made for share repurchases on a weekly basis. The difference is recorded in the Consolidated statements of equity within Additional paid-in capital.